11. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (loss) before income taxes

	December 31		June 30
	2013	2012	2012
United States	$(1,164)	$(22)	$-

International	466	1,821	(4,746)
Total	$(698)	$1,799	$ (4,746)

Deferred Tax Assets

	December 31		June 30
	2013	2012	2012
Deferred tax assets
Net operating loss carryforwards – United States	$508	$ -	$ -
Net operating loss carryforwards – International	994	853	674
Valuation allowance	(1,502)	(853)	(674)
Net deferred tax assets	$-	$ -	$ -

Provision for income taxes from continuing operations

	December 31,		June 30,
	2013	2012	2012
U.S. Federal statutory rates on net income (loss)	$(202)	$571	$(1,614)
Effect of foreign statutory rate differences	(63)	(230)	641
Permanent differences	124	(520)	299
Change in valuation allowance	141	179	674
	$-	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
	December 31,		June 30,
	2013	2012	2012
U.S. Federal statutory rates on net income (loss)	$(202)	$571	$(1,614)
Effect of foreign statutory rate differences	(63)	(230)	641
Permanent differences	(49)	(521)	333
Change in valuation allowance	313	180	640
	$-	$-	$-